Variable Interest Entities - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Balance Sheet
Equity Investments	$ 743		$ 732
Off-balance Sheet
Guarantees		$ 56
Pipeline equity investments and other | VIE, not primary beneficiary
Balance Sheet
Equity Investments	652		641
Pipeline equity investments
Off-balance Sheet
Guarantees	41	$ 56	39
Maximum Exposure to Loss	$ 693		$ 680